Property and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment

	Property and equipment	Leasehold improvements	Total
	(in € millions)
Cost
At January 1, 2019	61	216	277
Additions	20	106	126
Acquired in business combinations	1	5	6
Disposals	(29)	(38)	(67)
Exchange differences	1	6	7
At December 31, 2019	54	295	349
Additions	6	73	79
Disposals	(1)	(1)	(2)
Exchange differences	(3)	(21)	(24)
At December 31, 2020	56	346	402
Accumulated depreciation
At January 1, 2019	(50)	(30)	(80)
Depreciation charge	(8)	(21)	(29)
Impairment charge	—	(6)	(6)
Disposals	30	28	58
Exchange differences	(1)	—	(1)
At December 31, 2019	(29)	(29)	(58)
Depreciation charge	(9)	(28)	(37)
Disposals	—	1	1
Exchange differences	2	3	5
At December 31, 2020	(36)	(53)	(89)
Cost, net accumulated depreciation
At December 31, 2019	25	266	291
At December 31, 2020	20	293	313